UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: June 30, 2010

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total:$ 307,001,951

june 30 2010           TITLE                            VALUE       SHARES/     INVSTMT    VOTING

Name of Issuer        OF CLASS         CUSIP           (x$1000)     PRN AMT     DSCRETN     AUTH

American Express        COM          O25816109           1184            29825       SOLE   SOLE
Amgen Inc               COM          031162100           6666           126736       SOLE   SOLE
Analog Devices Inc.     COM          032654105          12011           431128       SOLE   SOLE
AT &T Inc               COM          00206R102           550             22745       SOLE   SOLE
Bank of New York        COM          064057102           731             29588       SOLE   SOLE
Beckman Coulter Inc.    COM          075811109          13735           227815       SOLE   SOLE
Berkshire Hathaway In   COM          084670108           720                 6       SOLE   SOLE
Berkshire Hathaway In   COM          084670207           781              9800       SOLE   SOLE
Biogen Idec             COM          09062X103           8997           189609       SOLE   SOLE
Boeing                  COM          097023105           232              3703       SOLE   SOLE
Bristol Myers           COM          110122108           337             13500       SOLE   SOLE
Brown Forman CL B       COM          115637209          10043           175493       SOLE   SOLE
Caterpillar             COM          149123101           457              7600       SOLE   SOLE
Charles River Labs      COM          159864107           5889           172150       SOLE   SOLE
Chevron Texaco Corp     COM          166764100           428              6307       SOLE   SOLE
Citigroup               COM          172967101            61             16133       SOLE   SOLE
Coca Cola Co.           COM          191216100           975             19450       SOLE   SOLE
Coca Cola FEMSA S A D   COM          191241108           7944           126925       SOLE   SOLE
Colgate Palmolive       COM          194162103           1776            22550       SOLE   SOLE
Dionex Corp.            COM          254546104          10169           136574       SOLE   SOLE
Disney Walt Co Del      COM          254687106           693             22014       SOLE   SOLE
Emerson Electric Co     COM          291011104           202              4622       SOLE   SOLE
ISHARE MSCI Hong Kong   COM          464286871           4232           286500       SOLE   SOLE
ISHARE MSCI Brazil      COM          464286400           4461            72155       SOLE   SOLE
Exxon Mobil Corp        COM          30231G102           2249            39413       SOLE   SOLE
General Electric        COM          369604103           3337           231387       SOLE   SOLE
General Mills Inc.      COM          370334104           497             14000       SOLE   SOLE
Grainger WW Inc.        COM          384802104           9064            91141       SOLE   SOLE
Grupo Televiso          COM          40049J206           4103           235684       SOLE   SOLE
Harley Davidson         COM          412822108           1858            83600       SOLE   SOLE
Halozyme                COM          40637H109           619             87950       SOLE   SOLE
Heinz                   COM          423074103           851             19700       SOLE   SOLE
Henry Schein Inc        COM          806407102           5633           102600       SOLE   SOLE
Hershey Foods Corp      COM          427866108           7185           149908       SOLE   SOLE
Hewlett Packard         COM          428236103           4800           110915       SOLE   SOLE
Home Depot              COM          437076102           819             29177       SOLE   SOLE
Honeywell Intl Inc      COM          438516106           8494           217625       SOLE   SOLE
IBM                     COM          459200101           1218             9862       SOLE   SOLE
Idex Laboratories       COM          45168D104           4076            66925       SOLE   SOLE
Incyte                  COM          45337C102           172             15500       SOLE   SOLE
Illinois Tool Wks       COM          452308109           3508            84980       SOLE   SOLE
Johnson & Johnson       COM          478160104          16888           285941       SOLE   SOLE
Kellogg Co              COM          487836108           250              4975       SOLE   SOLE
McAfee                  COM          579064106           8735           284332       SOLE   SOLE
McDonalds Corp          COM          580135101           316              4803       SOLE   SOLE
Merck & Co              COM          589331107           2510            71782       SOLE   SOLE
Minn Mng & Mfg Co       COM          604059105          10008           126701       SOLE   SOLE
Monsanto                COM          61166W101           1382            29900       SOLE   SOLE
Morgan Stanley          COM          617446448           274             11784       SOLE   SOLE
Nabors Industries       COM          G6359F103           2750           156100       SOLE   SOLE
Novo Nordisk            COM          670100205           6036            74500       SOLE   SOLE
Occidental Pete Corp    COM          674599105           6150            79710       SOLE   SOLE
Pepsico                 COM          713448108           1669            27377       SOLE   SOLE
Power Shares Global E   COM          73936T615           4393           368244       SOLE   SOLE
PowerSharesGolden Dra   COM          73935X401           2836           125750       SOLE   SOLE
Proctor & Gamble        COM          742718109           1053            17551       SOLE   SOLE
Raytheon Company New    COM          755111507           6871           141992       SOLE   SOLE
Rockwell Automation I   COM          774347108           1528            31121       SOLE   SOLE
Rockwell Collins        COM          774341101           4746            89334       SOLE   SOLE
Ross Stores Inc         COM          778296103           1583            29700       SOLE   SOLE
Sara Lee Corp.          COM          803111103           208             14732       SOLE   SOLE
Schlumberger Limited    COM          806857108          11484           207523       SOLE   SOLE
Southern Co             COM          842587107           1433            43050       SOLE   SOLE
State Street Corp       COM          857477103           3113            92057       SOLE   SOLE
Stratasys Inc           COM          862685104           7442           303010       SOLE   SOLE
Syngenta                COM          87160A100           9732           212251       SOLE   SOLE
Teradyne Inc            COM          880770102           657             67400       SOLE   SOLE
Teva Pharmaceutical     COM          881624209          11453           220292       SOLE   SOLE
Tiffany & Co.           COM          886547108          16090           424431       SOLE   SOLE
VCA Antech Inc          COM          918194101           9633           389070       SOLE   SOLE
Williams Sonoma         COM          969904101           3392           136650       SOLE   SOLE
WPP Group PLC           COM          929309300           629             13436       SOLE   SOLE